UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): [x] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 7/14/06
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-__________________ ___________________________________
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $455,475  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
____ 28-________________________ ________________________
[Repeat as necessary.]




                                                             Market
Value                  Other  Voting
Issuer                                    Class        CUSIP     x 1000
DiscretioQuantityMangers Authority

3M COMPANY CMN                           COMMON    88579Y101
161.54    Sole     2000   None    Sole
ABBOTT LABORATORIES CMN                  COMMON       2824100
6670.5856    Sole   152960   None    Sole
ABERCROMBIE & FITCH CO. CLASS            COMMON       2896207
332.58    Sole     6000   None    Sole
ALTRIA GROUP INC CMN                     COMMON    00209S103
119.47061    Sole     1627   None    Sole
AMERICAN STATES WATER CO CMN             COMMON       2989910
192.51    Sole     5400   None    Sole
AMGEN INC. CMN                           COMMON      31162100
737.099    Sole    11300   None    Sole
AQUA AMERICA INC CMN                     COMMON     03836W10
474.78335    Sole    20832   None    Sole
ARCHSTONE-SMITH TRUST CMN                COMMON       3958110
1377.00003    Sole    27069   None    Sole
AUTOMATIC DATA PROCESSING INC            COMMON      53015103
117.91    Sole     2600   None    Sole
BAXTER INTERNATIONAL INC CMN             COMMON      71813109
2757    Sole    75000   None    Sole
BERKSHIRE HATHAWAY INC CL-A (D           COMMON      84670108
91.659    Sole        1   None    Sole
BERKSHIRE HATHAWAY INC. CLASS            COMMON      84670207
596.428    Sole      196   None    Sole
BOARDWALK PIPELINE PARTNERS LP           COMMON      96627104
3281.66    Sole   134000   None    Sole
BP PLC SPONSORED ADR CMN                 COMMON
556221015027.26758    Sole   215878   None    Sole
BRISTOL MYERS SQUIBB CO CMN              COMMON      11012210
11212.896    Sole   433600   None    Sole
BUCKEYE PARTNERS LP UNITS CMN            COMMON      11823010
2954.718    Sole    70200   None    Sole
CALIFORNIA WATER SERVICE GROUP           COMMON      13078810
135.812    Sole     3800   None    Sole
CATERPILLAR INC (DELAWARE) CMN           COMMON      14912310
4469.5448    Sole    60010   None    Sole
CHEVRON CORPORATION CMN                  COMMON      16676410
2628.241    Sole    42350   None    Sole
CITIGROUP INC. CMN                       COMMON      17296710
257.02776    Sole     5327   None    Sole
COACH INC CMN                            COMMON      18975410
6054.75    Sole   202500   None    Sole
COCA-COLA CO CMN                         COMMON      19121610
0.8604    Sole       20   None    Sole
CONNECTICUT WATER SVC CMN                COMMON      30788102
93.68    Sole     4000   None    Sole
CONSOLIDATED EDISON INC CMN              COMMON      29011510
11.24332    Sole      253   None    Sole
ELI LILLY & CO CMN                       COMMON      53245710
13610.7902    Sole   246260   None    Sole
EMERSON ELECTRIC CO. CMN                 COMMON      29101110
251.43    Sole     3000   None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN            COMMON    29250X103
1023.10191    Sole    24659   None    Sole
ENBRIDGE ENERGY PARTNERS L P C           COMMON    29250R106
2673.97    Sole    61400   None    Sole
ENTERPRISE GP HOLDINGS L.P. CM           COMMON     293716106
389.16    Sole    12000   None    Sole
ENTERPRISE PRODUCTS PARTNERS C           COMMON     293792107
1494.8217    Sole    60033   None    Sole
EXXON MOBIL CORPORATION CMN              COMMON     30231G10
8099.0589    Sole   132014   None    Sole
GENERAL ELECTRIC CO CMN                  COMMON      36960410
19304.672    Sole   585700   None    Sole
GOLDMAN SACHS GROUP, INC.(THE)           COMMON     38141G10
406.161    Sole     2700   None    Sole
GOOGLE, INC. CMN CLASS A                 COMMON    38259P508
317.85214    Sole      758   None    Sole
HARTFORD FINANCIAL SRVCS GROUP           COMMON      41651510
15202.62    Sole   179700   None    Sole
HOSPIRA, INC. CMN                        COMMON     441060100
6266.6636    Sole   145940   None    Sole
JOHNSON & JOHNSON CMN                    COMMON      47816010
12169.752    Sole   203100   None    Sole
KIMBERLY CLARK CORP CMN                  COMMON      49436810
13413.58    Sole   217400   None    Sole
KINDER MORGAN ENERGY PARTNERS            COMMON      49455010
10460.496    Sole   227600   None    Sole
KINDER MORGAN MANAGEMENT, LLC            COMMON     49455P10
4019.70276    Sole    93438   None    Sole
LEHMAN BROTHERS HOLDINGS INC C           COMMON      52491810
6905.9    Sole   106000   None    Sole
LOEWS CORP CMN                           COMMON      54042410
14889    Sole   420000   None    Sole
LUCENT TECHNOLOGIES INC CMN              COMMON     549463107
968    Sole   400000   None    Sole
MAGELLAN MIDSTREAM PARTNERS LP           COMMON     559080106
2806.748    Sole    82600   None    Sole
MEDCOHEALTH SOLUTIONS, INC. CM           COMMON    58404U102
9296.544    Sole   162300   None    Sole
MEDTRONIC INC CMN                        COMMON      58505510
436.356    Sole     9300   None    Sole
MICROSOFT CORPORATION CMN                COMMON     594918104
715.9624    Sole    30728   None    Sole
MIDDLESEX WATER CO CMN                   COMMON      59668010
126.12072    Sole     6666   None    Sole
NAVISTAR INTL CORP (NEW) CMN             COMMON    63934E108
0.29532    Sole       12   None    Sole
NIKE CLASS-B CMN CLASS B                 COMMON      56410610
1.62    Sole       20   None    Sole
NORFOLK SOUTHERN CORPORATION C           COMMON     655844108
60.6708    Sole     1140   None    Sole
ONEOK PARTNERS, L.P. LIMITED P           COMMON    68268N103
1214.01    Sole    24600   None    Sole
PEPSICO INC CMN                          COMMON      71344810
216.144    Sole     3600   None    Sole
PFIZER INC. CMN                          COMMON      71708110
27208.771    Sole  1159300   None    Sole
PLAINS ALL AMERICAN PIPELINE L           COMMON      72650310
2288.308    Sole    52400   None    Sole
PROCTER & GAMBLE COMPANY (THE)           COMMON      74271810
18671.5364    Sole   335819   None    Sole
PROGRESSIVE CORPORATION (THE)            COMMON     743315103
205.68    Sole     8000   None    Sole
REGENERX BIOPHARMACEUTICALS, I           COMMON    75886X108
3.3    Sole     1200   None    Sole
SAFEWAY INC. CMN                         COMMON      78651420
0.052    Sole        2   None    Sole
SIGMA ALDRICH CORP CMN                   COMMON      82655210
6174.4    Sole    85000   None    Sole
STANDARD & POORS DEP RCPTS SPD           COMMON     78462F10
356.244    Sole     2800   None    Sole
STARBUCKS CORP. CMN                      COMMON     855244109
151.04    Sole     4000   None    Sole
STATE STREET CORPORATION (NEW)           COMMON      85747710
580.9    Sole    10000   None    Sole
STD & PRS 400 MID-CAP DEP RCPT           COMMON      59563510
396.6345    Sole     2850   None    Sole
SUNOCO LOGISTICS PARTNERS LP C           COMMON    86764L108
490.2    Sole    12000   None    Sole
TC PIPELINES, L.P. CMN                   COMMON     87233Q10
3818.1    Sole   115700   None    Sole
TEPPCO PARTNERS L.P. UNITS REP           COMMON      87238410
1637.3625    Sole    46450   None    Sole
THERMOGENESIS CORP NEW CMN               COMMON     883623209
41.2    Sole    10000   None    Sole
TIFFANY & CO CMN                         COMMON      88654710
660.4    Sole    20000   None    Sole
TIME WARNER INC. CMN                     COMMON     887317105
2076    Sole   120000   None    Sole
TOOTSIE ROLL & IND. CMN                  COMMON      89051610
8.50596    Sole      292   None    Sole
TOOTSIE ROLL INDS INC CL-B CMN           COMMON      89051620
22.9125    Sole      705   None    Sole
UNITEDHEALTH GROUP INC CMN               COMMON     91324P10
89.56    Sole     2000   None    Sole
WALT DISNEY COMPANY (THE) CMN            COMMON      25468710
6861    Sole   228700   None    Sole
WILLIAMS PARTNERS L. P. CMN              COMMON    96950F104
629.2    Sole    20000   None    Sole
WILLIAMS SONOMA INC CMN                  COMMON
96990410161609.8125    Sole  4746250   None    Sole
WITNESS SYS INC CMN                      COMMON     977424100
45.05978    Sole     2234   None    Sole
WYETH CMN                                COMMON      98302410
377.485    Sole     8500   None    Sole
ZIMMER HLDGS INC CMN                     COMMON     98956P10
14574.7712    Sole   256960   None    Sole


455475.9053
